Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2022	Dec. 31, 2021
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,372,345	$ 1,349,851
Unbilled services (unbilled revenue)	709,477	623,121
Accounts receivable and unbilled revenue, gross	2,081,822	1,972,972
Allowance for credit losses	(15,077)	(7,081)
Accounts receivable and unbilled revenue, net	$ 2,066,745	$ 1,965,891